Share-based compensation	6 Months Ended
Jun. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
21	Share-based compensation
(a)	Share option plan

The Company’s 2010 Share Option Plan provides for the grant of incentive share options to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the six months ended June 30, 2019 and 2020, no share options were granted to non-employees, employees, officers and directors of the Group. The following table summarizes the share option activities for the six months ended June 30, 2019 and 2020:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	years	US$’000

At January 1, 2019	908,409	7.52	6.27	2,724
Exercised	(53,142)	1.68
Forfeited	(9,096)	11.88
At June 30, 2019	846,171	7.84	5.77	2,996

At January 1, 2020	667,867	8.16	5.27	1,807
Exercised	(107,725)	3.64
At June 30, 2020	560,142	9.03	4.77	3,590

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for share options granted, the directors of the Company estimated that its future forfeiture rate would be 9% and 5% for employees and 58% and 26% for senior management in 2019 and 2020, respectively.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company’s ordinary shares as of June 30, 2019 and 2020 and the exercise price.

All share-based compensation expenses to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses during the six months ended June 30, 2019 and 2020 were US$595 and US$70 respectively.

21	Share-based compensation (Continued)
(a)	Share option plan (Continued)

As of December 31, 2019 and June 30, 2020, there were 150,000 share options granted to certain employees which the vesting was subject to the earlier occurrence of any of the following events, either: the Company being approved to be listed on a stock exchange with an expected market capitalization of no less than US$500,000; or (ii) a merger or acquisition of the Company or any of its subsidiaries at a valuation of US$500,000 or above in which the shareholders of the Company shall no longer hold a majority of the outstanding shares of the surviving corporation. None of the options were vested as of December 31, 2019 and June 30, 2020.

As of December 31, 2019 and June 30, 2020, there were US$96 and US$70 of unrecognized share-based compensation expenses related to share options, which were expected to be recognized over a weighted-average vesting period of 0.86 and 0.58 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

(b)	Post-IPO share incentive plan

The Company’s post-IPO share incentive plan provides for the grant of incentive share options and RSUs to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the post-IPO share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

Starting from September 2018, the Company granted RSUs to non-employees, employees, officers and directors of the Group. The table below sets forth information regarding RSUs granted during the six months ended June 30, 2020 and 2019.

Grant Date	Number of RSUs	Vesting period (year)

January 1, 2019 (Note ii)	15,000	3.58
January 1, 2019 (Note ii)	55,050	3.58
January 3, 2019 (Note ii)	6,000	3.99
January 3, 2019 (Note ii)	4,000	3.99
April 1, 2019 (Note ii)	22,540	4.00
April 1, 2019 (Note ii)	27,260	4.00
April 1, 2019 (Note ii)	34,540	4.00
April 1, 2019 (Note ii)	33,290	4.00
July 1, 2019 (Note ii)	1,800	4.00
July 1, 2019 (Note i)	45,000	3.00
July 1, 2019 (Note i)	6,000	3.00
October 1, 2019 (Note ii)	4,000	4.00
December 1, 2019 (Note i)	10,000	2.00
December 1, 2019 (Note iv)	15,000	1.00
January 1, 2020 (Note vi)	5,000	0.25
January 1, 2020 (Note iii)	19,600	3.00
January 1, 2020 (Note i)	235,004	2.00
January 1, 2020 (Note i)	100,000	2.00
January 27, 2020 (Note v)	40,000	0.58
January 27, 2020 (Note v)	110,000	0.58
March 20, 2020 (Note vii)	100,000	0.25

Note:

(i)	These RSUs were scheduled to be vested over two to three years on a monthly basis.
21	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan (Continued)

Note: (Continued)

(ii)

These RSUs were scheduled to be vested over four years. One-fourth of the awards shall be vested upon the end of the first semi-anniversary dates of the grants or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight-line basis at the end of the remaining anniversary years.

(iii)

On October 25, 2018, the Company authorized and communicated the issuance of RSUs to an officer of the Company which are subject to certain market conditions based on achievement of average closing stock prices. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$5, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.02%, 0% dividend yield and a risk-free interest rate of 2.90%. The historical volatility was based on the average volatility of the comparable companies for the most recent 2-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the years ended December 31, 2018 and 2019.

(iv)

On December 1, 2019, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 20-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$1.3, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 50.17%, 0% dividend yield and a risk-free interest rate of 1.72%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the year ended December 31, 2019.

(v)	These RSUs were granted to non-employees and vested within one year.
(vi)

On January 1, 2020, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 10-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$0.01, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.89%, 0% dividend yield and a risk-free interest rate of 1.64%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the six months ended June 30, 2020.

21	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan (Continued)

Note: (Continued)

(vii)

On March 20, 2020, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 10-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$0.13, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.36%, 0% dividend yield and a risk-free interest rate of 0.23%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the six months ended June 30, 2020.

The following table summarizes the activity of the service-based RSUs for the six months ended June 30, 2019 and 2020:

	Number of RSUs	Weighted average grant date fair value

At January 1, 2019	376,272	8.02
Granted	197,680	7.35
Vested	(81,332)	7.79
Forfeited	(5,679)	12.7
At June 30, 2019	486,941	7.73

At January 1, 2020	463,546	5.52
Granted	534,604	4.95
Vested	(491,330)	4.59
Forfeited	(28,125)	6.95
At June 30, 2020	478,695	5.75

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s expected forfeitures for RSUs granted, the directors of the Company estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2019 and 2020, respectively.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the six months ended June 30, 2019 and 2020 were US$630 and US$2,197, respectively.

21	Share-based compensation (Continued)
(c)	Issuance of shares to certain employees with performance conditions

On December 28, 2016, the Company authorized and communicated the issuance of restricted ordinary shares of 1,068,114 and 801,086 of the Company to certain employees upon fulfillment of certain performance conditions (mainly financial performance related) for the fiscal years of 2018 and 2019, respectively and these employees have to be remained employed by the Company. Considering the likelihood of achieving the performance conditions are not probable as of December 31, 2018 and 2019, no share-based compensation expense has been recorded. Total fair value of these shares were US$32,869. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 18.3% and growth rate on average spending per customer ranges from 3.0% to 19.0%. All these restricted ordinary shares were forfeited and expired as of December 31, 2019.

(d)	Issuance of warrants to an external consultant

Pursuant to the agreement executed between the Company and an external consultant ("Warrant Agreement"), the Company shall issue warrants to purchase up to 4,651,162 ADSs ("Warrants") to the external consultant in exchange for its financial advisory services which the Warrants shall be vested upon the completion of raising a minimum of US$20,000 by the Company through issuing convertible notes or any equivalent financial instruments. On December 9, 2019, the Company, based on the Warrant Agreement, issued the Warrants to the external consultant as the Company was able to successfully issue the November 2019 Notes. The exercise period of the Warrants commences on December 16, 2020 at an exercise price of US$4.30 per ADS and will expire on December 16, 2022. In accordance with ASC 718, the measurement date for the vested warrants was December 9, 2019. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of US$0.709 per warrant. During the year ended December 31, 2019, no warrants were exercised.

Since all of the warrants granted were fully vested, compensation expense of US$3,298 was immediately recognized with a corresponding credit to additional paid-in capital during the year ended December 31, 2019.

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Input	%

Volatility	42.1
Risk-free interest rate	1.6
Expected dividend yield	0.0
Expected warrant life (years)	3.0
Expected forfeiture rate	0.0

21	Share-based compensation (Continued)
(e)	Total share-based compensation costs

Total compensation costs recognized for the six months ended June 30, 2019 and 2020 were as follows:

	For the six months ended June 30,
	2019	2020

Cost of revenues	17	2
Research and development	322	38
Sales and marketing	507	313
General and administrative expenses	376	1,914
Total	1,222	2,267